Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and due from banks	$ 19,571		$ 19,919
Trading assets	78,255		62,813
Investment securities	313,801		264,254
Held-to-maturity, at fair value	56,359		12,247
Mortgages held for sale, carried at fair value	15,565		13,879
Mortgages held for sale	19,536	[1]	16,763	[1]
Loans held for sale, carried at fair value	1		1
Loans, carried at fair value	5,788		5,995
Net loans	850,232	[2]	807,784	[2]
Other assets, carried at fair value	2,512		1,386
Total other assets	99,057	[1]	86,342	[1]
Total assets	1,687,155	[2],[3]	1,523,502	[2],[3]
Liabilities
Short-term borrowings	63,518		53,883
Accrued expenses and other liabilities	86,122	[2]	66,436	[2]
Long-term debt	183,943		152,998
Total liabilities	1,501,893	[2],[4]	1,352,494	[2],[4]
Wells Fargo stockholders' equity:
Common stock, par value	$ 1.6666		$ 1.6666
Common stock, shares issued	5,481,811,474		5,481,811,474
Common stock, shares authorized	9,000,000,000		9,000,000,000
Treasury stock, shares	311,462,276		224,648,769
VIEs that we consolidate [Member]
Assets
Cash and due from banks	117		165
Trading assets	0		162
Investment securities	875		1,352
Mortgages held for sale	0		38
Net loans	4,500		6,100
Total other assets	316		347
Total assets	5,817		8,122
Liabilities
Short-term borrowings	0		29
Accrued expenses and other liabilities	49		99
Long-term debt	1,628		2,356
Total liabilities	1,677		2,484
Vies That We Consolidate No Recourse [Member]
Liabilities
Short-term borrowings	0		29
Accrued expenses and other liabilities	49		90
Long-term debt	1,600		2,300
Total liabilities	$ 1,700		$ 2,400

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	Our consolidated assets at December 31, 2014 and December 31, 2013, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $117 million and $165 million; Trading assets, $0 million and $162 million; Investment securities, $875 million and $1.4 billion; Mortgages held for sale, $0 million and $38 million; Net loans, $4.5 billion and $6.1 billion; Other assets, $316 million and $347 million, and Total assets, $5.8 billion and $8.1 billion, respectively.
[4]	Our consolidated liabilities at December 31, 2014 and December 31, 2013, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $0 million and $29 million; Accrued expenses and other liabilities, $49 million and $90 million; Long-term debt, $1.6 billion and $2.3 billion; and Total liabilities, $1.7 billion and $2.4 billion, respectively.